Note 17 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2021	2020
Balance, January 1	$442,375	$359,150
RNCI share of earnings	50,739	27,550
RNCI redemption increment	99,316	15,843
Distributions paid to RNCI	(49,168)	(33,293)
Purchase of interests from RNCI	(24,371)	(25,639)
Sale of interests to RNCI	18,012	6,539
RNCI recognized on business acquisitions	-	92,225
Balance, December 31	$536,903	$442,375